(Loss) Income Per Common Share (Basic And Diluted (Loss) Income Per Common Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				10 Months Ended						2 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Successor [Member]		Dec. 31, 2012 Successor [Member] Preferred Shares [Member]	Dec. 31, 2012 Successor [Member] Vested Stock Options [Member]	Dec. 31, 2012 Successor [Member] Unvested Stock Options [Member]	Dec. 31, 2012 Successor [Member] Warrants [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Basic weighted average number of shares outstanding					103,037,842						1,000	1,000		1,000
Effect of dilutive securities:
Preferred shares, stock options, and warrants						[1]					[1]		[1]		[1]
Diluted average shares outstanding					103,037,842						1,000	1,000		1,000
Net (loss) income available to common stockholders	$ (131,300)	$ (39,634)	$ (11,171)	$ (11,225)	$ (8,859)						$ 228,383	$ (193,330)		$ (136,786)
Basic (loss) income per common share					$ (0.11)						$ 228,383.00	$ (193,330.00)		$ (136,786.00)
Dilutive (loss) income per common share					$ (0.11)						$ 228,383.00	$ (193,330.00)		$ (136,786.00)
Antidilutive securities not included in the calculation of diluted (loss) income per common share (weighted average):
Preferred shares							68,002,529	3,171,535	1,585,767	15,737,294

[1]	For periods with a net loss, all potentially dilutive shares related to the preferred shares, options to acquire common stock, and warrants were excluded from the diluted loss per common share calculations because the effect of their inclusion would be antidilutive, or would decrease the reported loss per common share.